Other Non-Current Assets	12 Months Ended
Dec. 31, 2015
Other Non-Current Assets [Abstract]
Other Non-Current Assets:
9. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2014	2015
Security deposits for derivatives	$550	$727
Deferred operating expenses	43,327	-
Prepaid investments	57,910	-
Intangible assets, net	4,732	-

	$106,519	$727

As of December 31, 2014 and 2015, security deposits of $550 for the tankers Saga and Vilamoura and $727 security deposits for derivatives for the vessels Belmar, Calida, Lipari and Petalidi, respectively, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the swap agreements as of the related dates.